Expense Example, No Redemption - PGIM QMA Long-Short Equity Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	727	1,156	1,610	2,864	262	856	1,477	2,982	162	536	934	2,049	162	523	908	1,989